SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property and Equipment Useful Lives (in years)	35 years
Buildings [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property and Equipment Useful Lives (in years)	40 years
Leasehold Improvements [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property and Equipment Useful Lives	Lesser of useful life or lease term
Furniture, Fixtures, Office and Other Equipment [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property and Equipment Useful Lives (in years)	2 years
Furniture, Fixtures, Office and Other Equipment [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property and Equipment Useful Lives (in years)	28 years 6 months
Production Equipment [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property and Equipment Useful Lives (in years)	3 years
Production Equipment [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property and Equipment Useful Lives (in years)	7 years
Computer Hardware And Software [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property and Equipment Useful Lives (in years)	2 years
Computer Hardware And Software [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property and Equipment Useful Lives (in years)	5 years